OTHER LONG TERM ASSETS (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 27, 2013	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Other long term assets [Line Items]
Derivative, Gain (Loss) on Derivative, Net		$ 8,017	$ (3,618)	$ (5,765)
Interest Rate Swap [Member]
Other long term assets [Line Items]
Derivative, Gain (Loss) on Derivative, Net		$ (1,900)	$ (4,500)
Principal amount of debt used in interest rate swaps	$ 260,000